LOANS AND FINANCING	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
LOANS AND FINANCING
16.	LOANS AND FINANCING

Borrowings and financing by type

	2015	2014	Maturity (principal and interest)	TIR %
Senior notes	38,670,111	12,737,364
Local currency	1,090,716	1,136,801	Dec 2015 to Sep 2016	11.62
Foreign currency (i)	37,579,395	11,600,563	Dec 2015 to Feb 2022	15.24
Financial institutions	17,540,795	15,778,442
CCB – Bank Credit Note	2,416,314	4,503,810	Dec 2015 to Jan 2028	12.08
Certificates of Real Estate Receivables (CRI)	1,397,504	1,496,674	Dec 2015 to Aug 2022	14.10
Development Banks and Export Credit Agencies	10,986,710	9,777,958	Dec 2015 to Dec 2033	12.28
Revolver credit facility	2,740,267		Dec 2015 to Oct 2016	21.65
Public debentures	4,144,760	7,807,389	Dec 2015 to Jul 2021	11.82

Subtotal	60,355,666	36,323,195

Incurred debt issuance cost	(498,249)	(473,800)

Total	59,857,417	35,849,395

Current	11,809,598	4,463,728
Non-current	48,047,819	31,385,667

(i)	On June 2, 2015, PT Portugal was sold to Altice S.A. As part of the PT Portugal sale process, the debt of PTIF previously classified as liabilities associated to held-for-sale assets remained with Oi, together with cash in similar amount, and was reclassified to the Company’s debt. The original debt consists basically of EMTN notes issued, maturing in 2016-2025.

Breakdown of the debt by currency

	2015	2014
Euro	24,221,508	2,412,691
US dollar	22,713,644	12,368,551
Brazilian reais	12,922,265	21,068,153

Total	59,857,417	35,849,395

Breakdown of the debt by index

	2015	2014
Fixed rate	39,892,444	14,146,444
LIBOR	8,812,005	2,762,046
CDI	6,347,119	9,811,490
TJLP	3,148,581	5,149,392
IPCA	1,475,381	3,798,431
INPC	181,887	181,592

Total	59,857,417	35,849,395

Maturity schedule of the debt and debt issuance costs allocation schedule

Debt
2016	11,927,129
2017	8,495,856
2018	6,532,989
2019	7,072,157
2020	14,563,635
2021 and following years	11,763,900

Total	60,355,666

Description of main borrowings and financing

Senior Notes - foreign and local currency

In June 2015, Oi Holanda issued senior notes in the amount of €600 million, bearing interest at 5.625% per annum and maturing in 2021, the proceeds of which are to be used to refinance Oi’s and its subsidiaries’ debt. Using this issue’s proceeds, the Company bought back a total of €148 million in previously issued notes maturing in February 2016, bearing interest at 5.625% and maturing in March 2016, bearing interest at 5.242%. Additionally, the Company notes maturing in February 2016, bearing interest at 5.625%, the notes maturing in March 2017, bearing interest at 5.242%, and the notes maturing in December 2017, bearing interest of 5.125% were exchanged for newly issued notes totaling €173 million.

In July 2015, Portugal Telecom International Finance (PTIF) rebought for immediate cancelation 169,793 Notes from holders that opted to exercise the right to sell the retail bond’s senior notes issued in July 2012 originally amounting to €400 million.

As at December 31, 2015 the Company held own debentures acquired in the market for approximately US$33 million, which it retains in its portfolio for cancellation or to be held to maturity.

Financial institutions

Development Banks and Export Credit Agencies

The Company and its subsidiaries obtained financing facilities with BNDES and other development banks from the North and Northeast regions to finance and the upgrading of their nationwide fixed and mobile networks and to meet their regulatory obligations and obligations to the Export Credit Agencies of financing part of the investments in equipment and services that incorporate international technology. The main export credit agencies with that are the Company’s and its subsidiaries’ counterparties are: SEK – Swedish Export Corporation; CDB – China Development Bank; ONDD – Office National Du Ducroire; and FEC – Finnish Export Credit.

In February 2015, US$42.8 million (R$123.2 million) were disbursed under a US$ 257 million financing agreement entered into by the Company with ONDD (“Office National Du Ducroire/Nationale Delcrederedienst”) in March 2013, to finance part of our investments.

In March 2015, US$141.3 million (R$461.1 million) were disbursed under a US$397.4 million financing agreement entered into by Oi with Finnvera (“Finnish Export Credit Ltd”) in October 2014, to finance part of our investments.

In December 2015, TMAR obtained new credit facilities with CDB - China Development Bank totaling US$1,200 million aimed at supporting the refinancing of its debt and the debt of its parent company Oi and financing the purchase of equipment and services from Huawei Technologies. The US$632.5 (R$2,515 million) was disbursed.

The export credit facility guaranteed by EKN contained a requirement to prepay all outstanding amounts in the event that our credit rating was downgraded below Ba2 by Moody’s or BB by Fitch. As a result of the actions by these rating agencies, the Company was required to prepay the outstanding principal amount under this export credit agreement of R$202 million in April 2016.

Revolver credit facility

Disbursements from the revolver credit facility entered into by Oi with Citigroup Global Markets Inc., HSBC Securities (USA) Inc. Merril Lynch, Pierce, Fenner & Smith Incorporated, and RBS Securities Inc. included US$1,000 million in October 2011, and US$300 million (R$955.7 million) and US$400 million (R$1,167.7 million), in May 2015 and April, respectively. These amounts are intended to provide working capital to Oi and its subsidiaries or for other purposes in general.

In September 2015, the Company prepaid the total disbursed amounting to R$1,300 million of the revolver credit facility raised with a syndicate of commercial banks, consisting of Banco do Brasil, Bradesco, HSBC, and Santander. This facility totals R$1,500 million.

Public debentures

In 2015, the Company rebought and immediately cancelled the following publicly distributed nonconvertible, unsecured debentures: (1) 38,965 debentures of the 9th Issue 1st Series; (2) 155,713 debentures of the 9th Issue 2nd Series; (3) 24,002 5th Issue debentures of the 5th Issue 2nd Series, and (4) 100 debentures of the 7th Issue.

Guarantees

BNDES financing facilities are collateralized by receivables of the Company and its subsidiaries TMAR and Oi Móvel. The Company provides guarantees to its subsidiaries TMAR and Oi Móvel for such financing facilities, totaling R$2,684 million.

Beginning May 5, 2014, the outstanding EMTN notes of subsidiary PTIF have been guaranteed by Oi amounting to R$19,228.

Covenants

The financing agreements of the Company and subsidiaries TMAR and Oi Móvel with the BNDES and other financial institutions, and the debentures issued contain covenants that require the Oi and/or TMAR, as applicable, to maintain certain financial ratios. Compliance with these covenants is determined either on a quarterly or an annual basis, depending on the financing agreement.

In 2015, Oi renegotiated the terms of all of its debt covenants to a ratio of 6.00:1.00 total net debt-to-EBITDA. For some contracts this ratio should be revised back to its original terms during 2016 while for others this ratio will be in place until the end of 2016. Oi intends to renegotiate the terms of the contracts that will expire during the year 2016. As no covenant violation occurred up to the date that these financial statements were issued the debts are classified as current or non-current based on their original maturity.

In addition, most of the renegotiated terms in effect for 2016 require Oi to use the net proceeds from the sale of PT Portugal to reduce its debt or make acquisitions as part of the consolidation of the Brazilian telecommunications industry.

Under the Trust Deed governing each of the Bonds issued by PTIF (other than the PTIF 6.25% Notes due 2016), or the PTIF Bonds, we were required to file audited financial statements of PTIF as of and for the year ended December 31, 2014 with the Dutch Chamber of Commerce no later than January 31, 2016. On April 29, 2016, Citicorp Trustee Company Limited, the trustee under this Trust Deed, or the PTIF Trustee, delivered a written notice to PTIF and Oi noting that the failure of PTIF to provide the 2014 audited financial statements constituted a potential event of default under the PTIF Bonds and requesting the delivery of those financial statements. PTIF is continuing to work with its auditor to complete the preparation of its 2014 audited financial statements as soon as possible.

The PTIF Trustee has notified PTIF that if PTIF fails to deliver the financial statements on or prior to May 29, 2016 and the PTIF Trustee determines that this failure is materially prejudicial to the interests of the holders of the PTIF Bonds, the PTIF Trustee could declare that the PTIF Bonds are immediately due and repayable. Under the terms of the PTIF Bonds, the PTIF Trustee is not obliged to exercise its discretion to declare any PTIF Bonds immediately due and repayable or to take any other action to enforce the rights of the holders of the PTIF Bonds unless it shall have been indemnified to its satisfaction and specifically directed or requested to do so by a requisite percentage of the holders of the PTIF Bonds in accordance with the terms and conditions of the PTIF Bonds.

As of December 31, 2015 the total indebtedness was classified between short-term and long-term liabilities under the consolidated balance sheet based on the maturity of the debt instrument or contract.

The terms of the instruments governing a substantial portion of our indebtedness contain cross-acceleration clauses and if any series of the PTIF Bonds were accelerated, this acceleration would enable the creditors under other indebtedness to accelerate that indebtedness. Were a substantial amount of our outstanding indebtedness to be accelerated, we may not have sufficient funds to repay such debt when due.

Upon the closing of the financial statements for the year ended December 31, 2015 there was no covenants violation that would allow the acceleration of the maturity of other debts.

Committed and unused credit facilities

In December 2014 the Company signed a financing agreement with Banco do Nordeste do Brasil (BNB) in the amount of R$370.6 million to finance part of the investments in the Northeast of Brazil. There was no disbursement from this facility to date.